Stock-Based Compensation (Schedule Of Changes In Shares Subject To Option) (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2011
Stock-Based Compensation [Abstract]
AVERAGE EXERCISE PRICE PER SHARE, Beginning of year	$ 38.04
AVERAGE EXERCISE PRICE PER SHARE, Options granted	$ 53.75
AVERAGE EXERCISE PRICE PER SHARE, Options exercised	$ 33.20
AVERAGE EXERCISE PRICE PER SHARE, Options canceled	$ 45.90
AVERAGE EXERCISE PRICE PER SHARE, End of year	$ 43.16
AVERAGE EXERCISE PRICE PER SHARE, Exercisable at year end	$ 39.67
SHARES, Beginning of year	13,669
SHARES, Options granted	4,696
SHARES, Options exercised	(2,117)
SHARES, Options canceled	(296)
SHARES, End of year	15,952
SHARES, Exercisable at year end	9,815
TOTAL INTRINSIC VALUE OF AWARDS, End of year	$ 78
TOTAL INTRINSIC VALUE OF AWARDS, Exercisable at year end	$ 64
AVERAGE REMAINING LIFE (YEARS), End of year	6.3
AVERAGE REMAINING LIFE (YEARS), Exercisable at year end	4.9